February 5, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

                  Re: The Gabelli Money Market Funds (the "Fund")
                  File Nos. 33-48220 and 811-06687
                  --------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 19 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 30, 2007 (Accession No. 0000935069-07-000197).

         Any questions with respect to this filing should be directed to my attention at (617) 338-7159.

Very truly yours,


/s/ Candice L. Phillips
Candice L. Phillips
Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. DiMartino - Willkie, Farr & Gallagher LLP
         D. James